Investments - Summary of Investments (Detail) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Listed
At fair value through OCI	$ 65.7	$ 34.5
Unlisted
– Asanko redeemable preference shares	99.7	60.3
Other	40.5	17.3
Investments	205.9	112.1
Assets held for sale	(153.3)	0.0
Investments	$ 106.2	$ 112.1
Redeemable preference shares (in shares)	132,439,999	132,439,999
Redeemable preference shares, par value (in USD per share)	$ 132,439,999	$ 132,439,999
Asanko Gold
Listed
At fair value through OCI	$ 20.2	$ 11.7
Unlisted
Assets held for sale	(53.6)	0.0
Asanko Gold | Redeemable preferred stock shares
Unlisted
Assets held for sale	(99.7)	0.0
Magmatic Resources Limited
Listed
At fair value through OCI	0.7	1.2
Chakana Copper Corp
Listed
At fair value through OCI	1.5	2.0
Lefroy Exploration Limited
Listed
At fair value through OCI	2.6	3.8
Torq Resources Inc
Listed
At fair value through OCI	2.5	8.4
Tesoro Gold Limited
Listed
At fair value through OCI	4.1	4.4
Mineral Resource Limited
Listed
At fair value through OCI	$ 31.2	$ 0.0